Other Balance Sheet Components	12 Months Ended
Dec. 31, 2018
Other Balance Sheet Components
Other Balance Sheet Components

7. Other Balance Sheet Components

	As of December 31,
	2016	2017	2018
	(In thousands)
Accounts receivable, net:
Due from third parties	—	$105,686	$201,835
Due from Alibaba	—	42,832	48,222
Due from other related parties	—	29,696	131,465

Total gross amount	—	$178,214	$381,522
Allowance for doubtful accounts:
Balance at the beginning of the year	(1,375)	(6,529)	(8,114)
Reversal (additional provision) charged to expenses, net	(7,787)	(5,478)	(6,226)
Write-off	2,633	3,893	1,911

Balance at the end of the year	(6,529)	(8,114)	(12,429)
	—	$170,100	$369,093

Prepaid expenses and other current assets:
Rental and other deposits	—	$2,233	$684
Deductable value-added taxes	—	—	4,539
Prepayment for investments	—	20,881	106,256
Advertising prepayment	—	3,959	4,575
Prepayment to outsourced service providers	—	5,369	4,730
Amounts deposited by users*	—	25,277	30,631
Content fees	—	7,393	11,021
Others	—	4,121	6,385
	—	$69,233	$168,821

Property and equipment, net:
Computers and equipment	—	$113,558	$124,241
Leasehold improvements	—	4,321	5,008
Furniture and fixtures	—	1,241	1,677
Others	—	2,574	2,696

Property and equipment, gross	—	121,694	133,622
Less: Accumulated depreciation	—	(87,901)	(87,999)
	—	$33,793	$45,623

Accrued and other liabilities**:
Payroll and welfare	—	$57,848	$56,349
Marketing expenses	—	53,380	49,998
Payroll withholding taxes	—	3,547	3,547
Sales rebates	—	60,663	95,121
Professional fees	—	6,170	8,249
VAT and other tax payable	—	51,563	48,651
Payable to other service providers	—	362	1,266
Amounts due to users*	—	25,277	30,631
Unpaid consideration for acquisition	—	—	10,000
Others	—	9,805	13,625
	—	$268,615	$317,437

*  Weibo wallet enables users to conduct interest-generation activities on Weibo, such as handing out "red envelopes" and coupons to users and purchase different types of products and services on Weibo, including those offered by the Group, such as marketing services and VIP membership, and those offered by Weibo’s platform partners, such as e-commerce merchandises, financial products and virtual gifts. Amounts deposited by users primarily represent the receivables temporarily held in Weibo’s account on a third party online payment platform for Weibo wallet users. Amounts due to users represent the balances that are payable on demand to Weibo wallet users and therefore are reflected as current liability on the consolidated balance sheets.

** Include amounts due to third parties, employees, related parties (see Note 9) and Weibo wallet users.